REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of Components of Deferred Revenue (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total deferred revenue	¥ 394,187,607	$ 55,520,163	¥ 427,726,654
Initial Franchise Fee
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total deferred revenue	169,240,060	23,836,964	193,210,093
Cash received for membership fees and not recognized as revenue
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total deferred revenue	126,864,736	17,868,524	138,656,460
Cash received for prepaid card and sublease
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total deferred revenue	40,828,943	5,750,636	43,719,235
Deferred revenue related to the membership program
REVENUE FROM CONTRACTS WITH CUSTOMERS
Total deferred revenue	¥ 57,253,868	$ 8,064,039	¥ 52,140,866